Schedule of Related Party and Relationship (Details)	6 Months Ended
Sep. 30, 2024
Bin Fu [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Chairman of the Board of Directors, and Chief Executive Officer of the Company
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	A major shareholder of the Company
Medical Star [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Joint venture
Fujian Fishery [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Minority Owned Subsidiary of the Company
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	A major shareholder of the Company, and previous Co-Chief Executive Officer before September 6, 2023